Basis of Presentation and Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Sep. 08, 2023
Summary of Significant Accounting Policies [Line Items]
Federal depository insurance corporation coverage (in Dollars)			$ 250,000		$ 250,000
Shares subject to possible redemption	10,608,178		10,608,178
Aggregate redemption amount (in Dollars)			$ 188,132,132
Trust account (in Dollars)	$ 110,909,232		$ 110,909,232		$ 294,395,846	$ 290,375,895	$ 300,000
Effective tax rate	128.10%	189.87%	49.30%	6.93%
Statutory tax rate					21.00%	21.00%
Income Taxes [Member]
Summary of Significant Accounting Policies [Line Items]
Statutory tax rate	21.00%		21.00%
Class A Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Shares subject to possible redemption	10,608,178		10,608,178		28,750,000	28,750,000
Aggregate of shares			25,500,000		25,500,000
Shares of common stock			18,141,822
Redemption price per share (in Dollars per share)	$ 10.37		$ 10.37
Aggregate redemption amount (in Dollars)			$ 188,132,132
Trust account (in Dollars)	$ 110,058,882		$ 110,058,882
Number of classes of shares			2
Class B Common Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Common stock shares issued	7,187,500		7,187,500		7,187,500	7,187,500
Common stock shares outstanding	7,187,500		7,187,500		7,187,500	7,187,500
Number of classes of shares			2